Other Non-current Assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Non-current Assets
Schedule of other non-current assets

Other non-current assets consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$4,324	$2,908
Notes receivable from ZIM	34,821	33,899
Other non-current assets	1,031	1,176
Total	$40,176	$37,983